Schedule of Earnings (loss) per common share (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 1	$ 1,163,295
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 2	591,304
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 3	1,550,858
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 4	39,304
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 5	(18,252)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 6	17,160
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 7	1,202,599
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 8	573,052
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 9	$ 1,568,018
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 10	0.40
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 11	0.20
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 12	0.46
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 13	0.37
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 14	0.17
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 15	0.44